LEASES, Amounts Recognized in Combined Statement of Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Lease Costs [Abstract]
Depreciation, right-of-use assets	€ 94.8	€ 98.9
Interest expense on lease liabilities	8.4	10.4
Short-term lease costs	2.4	4.4
Sublease income	€ 3.9	€ 4.8